Fair Value Measurements Fair Value by Balance Sheet Grouping (Details) - USD ($)		Mar. 31, 2021		Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Carrying Amount
Mortgage loans payable		$ 17,708,000	[1],[2]	$ 17,827,000	[1],[2],[3]	$ 18,233,000	$ 26,070,000	[1],[3]	$ 16,892,000
Line of credit and term loans	[1]	480,146,000		475,176,000			393,217,000
Fair Value
Mortgage loans payable		20,785,000		22,052,000			26,677,000
Line of credit and term loans		$ 481,716,000		$ 477,651,000			$ 396,891,000

[1]	Carrying amount is net of any discount/premium and deferred financing costs.
[2]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of March 31, 2021 and December 31, 2020 represented liabilities of Griffin American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $481,400,000 and $476,900,000 as of March 31, 2021 and December 31, 2020, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.
[3]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of December 31, 2020 and 2019 represented liabilities of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $476,900,000 and $396,800,000 as of December 31, 2020 and 2019, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.